Other Current Assets and Accrued Income (Tables)	12 Months Ended
Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Summary of Other Current Assets

Other current assets:

	As of December 31,
in CHF thousands	2022	2021
Prepaid and other CMC, research and clinical expenses	1,586	674
Prepaid expenses	1,207	119
VAT	165	150
Other receivables	1	1
Total	2,959	944

Summary of Accrued Income

Accrued income:

in CHF thousands	Accrued income
	2022	2021
Balance as of January 1,	760	993
Accrued income recognized during the year	912	960
Payments received during the year	(726)	(1,198)
FX revaluation	(34)	4
Balance as of December 31,	912	760